RELATED PARTY TRANSACTIONS - Transactions with OneLNG and Subsidiaries - Narrative (Details) - OneLNG - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Proceeds from related party receivables	$ 0.0	$ 0.6	$ 4.5
Trading balances with affiliates
Related Party Transaction [Line Items]
Impairment of related party transaction, due from (to) related party	$ 0.1	$ 0.0	$ 3.0